License Agreements, Research Collaborations and Development Agreements (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 USD ($)
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements	5		5
Royalty expense	$ 69,245	$ 69,854	$ 290,491	$ 205,147
Annual future minimum royalty payments due	250,000		250,000
Collaborations revenue	21,164	$ 0	272,603	336,102
Collaborative Arrangement Technology Development Agreement [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Collaborations revenue			0	$ 336,102
Collaborative Arrangement License Agreement [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Collaborations revenue	$ 6,164		$ 137,603
F I S H Product Line [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements	2		2
Argus And Map It Product Lines [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements	3		3